Earnings per share	12 Months Ended
Dec. 31, 2016
Earnings per share
Earnings per share

17.   Earnings per share

Immediately prior to the completion of the IPO, the Company adopted Dual Class Structure. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. The Class A and Class B ordinary shares have the same rights except for voting rights. Therefore, the two-class method of computing earnings per share is not applicable.

The following table sets forth the computation of basic and diluted net income per share attributable to Jumei’s ordinary shareholders for the periods indicated:

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net income attributable to Jumei International Holding Limited	405,141	122,916	142,224
Redeemable Preferred Shares redemption value accretion	(4,629)	—	—
Income allocation to participating preferred shares	(55,984)	—	—

Numerator for basic and diluted income per share attributable to Jumei’s ordinary shareholders	344,528	122,916	142,224

Denominator:
Weighted average number of ordinary shares — basic	115,090,686	145,901,672	149,477,388
Dilutive effect of share options	5,301,794	3,848,667	573,230
Dilutive effect of RSUs	450	8,486	18,587
Dilutive effect of Founders’ shares	4,824,124	—	—

Weighted average number of ordinary shares — diluted	125,217,054	149,758,825	150,069,205

Net income per share attributable to Jumei’s ordinary shareholders
- Basic	2.99	0.84	0.95
- Diluted	2.75	0.82	0.95

Potentially dilutive securities that were not included in the calculation of dilutive net income per share because where their inclusion would have been anti-dilutive included share options of 295,770, 1,098,037 and 2,016,482 for the years ended December 31, 2014, 2015 and 2016, respectively.